AUO LAWSUIT AND SETTLEMENT (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 29, 2014	Jan. 31, 2015	Oct. 31, 2014
AUO LAWSUIT AND SETTLEMENT (Details) [Line Items]
Proceeds from Legal Settlements			$ 2,000,000
Legal Fees		3,604,000	3,604,000
Payments for Legal Settlements		3,500,000
Settlement Agreement And Patent Agreement [Member]
AUO LAWSUIT AND SETTLEMENT (Details) [Line Items]
Proceeds from Legal Settlements	9,000,000
AUO Settlement [Member]
AUO LAWSUIT AND SETTLEMENT (Details) [Line Items]
Proceeds from Legal Settlements	9,000,000	2,000,000	9,000,000
Patent Assignment Agreement [Member]
AUO LAWSUIT AND SETTLEMENT (Details) [Line Items]
Proceeds from Legal Settlements		$ 7,000,000	$ 7,000,000